Financial Risk Review	9 Months Ended
Sep. 30, 2026
Financial Risk Review [Abstract]
Financial risk review
25. Financial risk review
This note presents information about Lifezone’s exposure to financial risks and the group’s management of capital. Lifezone’s risk management is coordinated by its directors and Lifezone does not undertake any hedging activities or buy or sell any financial derivatives. The most significant financial risks to which Lifezone is exposed are described below.
Financial risks
Financial risks affecting Lifezone comprise credit risk, foreign exchange rate risk, liquidity risk and interest rate risk. Financial instruments affected by financial risk include cash and cash equivalents, trade receivables, trade payables, accrued liabilities and convertible debentures.
a)Credit risk
Set out below is the credit risk exposure of Lifezone’s financial assets as at September 30, 2026, and December 31, 2025. The carrying amount of financial assets represents the maximum credit exposure and, at the reporting date, was:

	September 30, 2026	December 31, 2025
	$	$
Cash and cash equivalents	22,168,720	20,144,250
Deposits	523,213	496,154
Trade receivables	177,561	430,470
Other receivables	88,852	133,647
Total	22,958,346	21,204,521

b)Liquidity risk
Liquidity risk arises from the possibility that Lifezone will not be able to meet its financial liability obligations as they fall due. Lifezone has historically been supported financially by its shareholders and minority interest partners. Lifezone expects to fund its capital requirements and ongoing operations through current cash reserves, equity, mezzanine, debt funding, or monetizing the offtake from the Kabanga Nickel Project.
The table below represents the expected timing of payments on trade payables, lease and debt liabilities, excluding provisions and warrant liability. The timing and amounts of payments under the deferred consideration to BHP are based on Lifezone's base-case assumptions in the table below. Any further delays to FID may further delay the timing of the deferred consideration to BHP.

	September 30, 2026	December 31, 2025
	$	$
<= 30 days	5,522,446	3,944,793
30 days - 1 year	49,930,002	10,732,467
1 - 2 years	62,744,825	36,241,669
More than 2 years	26,211,729	79,831,281
Total	144,409,002	130,750,210
c)Foreign currency risk
Lifezone has assets and liabilities denominated in currencies other than its functional currency, USD. Lifezone incurs expenditures in non-U.S. dollar currencies, primarily GBP, AUD and TZS. These transactions are not generally hedged. As a result, the movement of such currencies could adversely affect Lifezone’s results of operations and financial position.
The following table includes assets and liabilities which are denominated in GBP, AUD, and TZS:

	September 30, 2026	December 31, 2025
	GBP	GBP
Cash in banks	239,085	168,532
Trade and other payables	283,858	467,774

	AUD	AUD
Cash in banks	638,117	558,091
Trade and other receivables	377,193	824,669
Trade and other payables	169,831	1,486,944

	TZS	TZS
Cash in banks	1,206,082,731	853,939,035
Sensitivity analysis
The following table demonstrates the estimated sensitivity to a 10% increase (decrease) in USD against the relevant foreign currencies as a result of translating Lifezone's foreign currency denominated monetary assets and liabilities.

	September 30, 2026	December 31, 2025
Effect on profit or loss	$	$
Change in GBP Rate
10%	5,939	28,843
-10%	(5,939)	(28,843)

Change in AUD Rate
10%	(58,725)	(6,440)
-10%	58,725	6,440

Change in TZS Rate
10%	(45,685)	(34,784)
-10%	45,685	34,784
In management’s opinion, the sensitivity analysis is unrepresentative of the inherent foreign exchange risk as the period end exposure does not reflect the exposure during the period.
d)Interest rate risk
Lifezone is exposed to interest rate risk from the interest it earns on cash and the interest it pays on the convertible debentures as described in Note 19.1. A 1% increase (decrease) in SOFR rates, with all other variables held constant, would result in a corresponding increase (decrease) in interest expense of approximately $125,000 and $131,334 for the three months ended September 30, 2026, and 2025, respectively; and $383,156 and $383,299 for the nine months ended September 30, 2026, and 2025, respectively. A 1% increase (decrease) in SOFR rates would not be material to the interest income in any period.
Capital management
For the purpose of Lifezone’s capital management, capital includes issued capital, share premium and other equity reserves attributable to the equity holders of Lifezone Metals, as the parent entity of Lifezone. The primary objective of Lifezone’s capital management is to maximize shareholder value.
Management assesses Lifezone’s capital requirements in order to maintain an efficient overall financing structure while avoiding excessive leverage. Lifezone manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. In order to maintain or adjust its capital structure, Lifezone expects to fund its capital requirements and ongoing operations through current cash reserves, equity, mezzanine, alternative or debt funding or monetizing the offtake from the Kabanga Nickel Project.